STOCKHOLDERS' DEFICIT- Public Warrants and Private Placement Warrants (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2024 D $ / shares shares	Dec. 31, 2023 D $ / shares shares	Dec. 31, 2022 shares
Warrants
Stock price trigger for redemption of public warrants (in dollars per share) | $ / shares	$ 18
Threshold trading days for redemption of public warrants	20
Threshold consecutive trading days for redemption of public warrants	30
Threshold issue price for capital raising purposes in connection with the closing of a business combination | $ / shares	$ 9.2
Percentage of gross proceeds on total equity proceeds	60.00%
Threshold trading days for calculating market value	20
Percentage of adjustment of two of redemption price of stock based on market value and newly issued price	115.00%
Public Warrants
Warrants
Warrants outstanding | shares	11,500,000	11,500,000	11,500,000
Public warrants exercisable term after the completion of a business combination	30 days	30 days
Public warrants exercisable term from the closing of the initial public offering	12 months	12 months
Warrants expire term	5 years	5 years
Redemption price per public warrant (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Stock price trigger for redemption of public warrants (in dollars per share) | $ / shares	$ 18	$ 18
Threshold trading days for redemption of public warrants	20	20
Threshold consecutive trading days for redemption of public warrants	30	30
Threshold issue price for capital raising purposes in connection with the closing of a business combination | $ / shares	$ 9.2	$ 9.2
Percentage of gross proceeds on total equity proceeds	60.00%	60.00%
Threshold trading days for calculating market value	20	20
Percentage of adjustment of two of redemption price of stock based on market value and newly issued price	115.00%	115.00%
Private Placement Warrants
Warrants
Warrants outstanding | shares	376,000	376,000	376,000
Minimum threshold written notice period for redemption of public warrants	30 days